UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10577

                  ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                         Principal
                                                            Amount
                                                             (000)        Value
                                                         ---------   ----------
MUNICIPAL BONDS-158.9%

Long-Term Municipal Bonds-155.5%
Arizona-4.7%
Arizona Hlth Fac Auth Hosp Rev
(Phoenix Childrens Hosp) Ser 02A
6.00%, 2/15/32                                             $3,300    $3,437,643
                                                                     ----------
California-1.4%
California GO
Ser 04
5.00%, 2/01/33                                              1,000     1,026,390
                                                                     ----------
Colorado-0.7%
Northwest Metro Dist No 3
(Ltd Tax) Ser 05
6.125%, 12/01/25                                              500       504,030
                                                                     ----------
Florida-5.4%
Capital Region CDD
(South Wood) Ser 01A-2
6.85%, 5/01/31                                              1,185     1,263,968
Hamal CDD
Ser 01
6.65%, 5/01/21                                              1,085     1,136,093
Lee Cnty CDD
(Miromar Lakes) Ser 00A
7.25%, 5/01/12                                              1,495     1,578,436
                                                                     ----------
                                                                      3,978,497
                                                                     ----------
Illinois-0.6%
Bolingbrook Sales Tax Rev
(Bolingbrook) Ser 05
6.25%, 1/01/24                                                500       445,675
                                                                     ----------
New York-130.7%
Erie Cnty IDA
(City of Buffalo Proj) FSA Ser 03
5.75%, 5/01/23 (a)(b)                                       1,250     1,370,463
(City of Buffalo Proj) FSA Ser 04
5.75%, 5/01/23                                                950     1,072,835
Hempstead Hgr Ed
(Adelphi Univ Civic Fac) Ser 02
5.50%, 6/01/32                                              1,320     1,403,846
Madison Cnty Hlth Fac
(Oneida Health Systems) Asset Gty Ser 01
5.35%, 2/01/31                                              1,500     1,644,825
Nassau Cnty Hlth Fac
(Nassau Hlth Sys Rev) FSA Ser 99
5.75%, 8/01/29                                              2,400     2,627,856
New York City Ed Fac
(Magen David Yeshivah Proj) ACA Ser 02
5.70%, 6/15/27                                              2,500     2,639,275

New York City GO
Ser 01B
5.50%, 12/01/31                                                 895     957,399
Ser 01B Prerefunded 12/01/11 @ 100
5.50%, 12/01/31                                               4,105   4,531,961
Ser 03C
5.50%, 9/15/19                                                1,000   1,088,700
Ser 03I
5.75%, 3/01/17                                                1,200   1,328,292
Ser 04
5.00%, 8/01/21                                                1,000   1,045,750
Ser 05J
5.00%, 3/01/24                                                3,000   3,126,570
Series 04G
5.00%, 12/01/23                                                 780     813,306
New York City Hsg Dev Corp MFHR
(Rental Hsg) Ser 02A AMT
5.50%, 11/01/34                                               1,250   1,283,738
New York City Industrial Dev Agys Spl Fac Rev
(Terminal One Group Assc Proj) Ser 05
5.50%, 1/01/24                                                  200     211,740
New York City Muni Wtr
Ser 02A
5.125%, 6/15/34                                               5,000   5,207,550
Ser 03A
5.00%, 6/15/27                                                2,000   2,079,800
New York City Spec Fac
(Brooklyn Navy Yard) Ser 97 AMT
5.75%, 10/01/36                                               2,000   1,998,860
(Museum of Modern Art) AMBAC Ser 01D
5.125%, 7/01/31                                               5,000   5,237,350
New York State
Tobacco Settlement Bonds AMBAC Ser 03A-1
5.25%, 6/01/21                                                4,000   4,301,480
New York State Dorm Auth
(FHA Insd Maimonides) MBIA Ser 04
5.75%, 8/01/29                                                5,000   5,632,600
(Jewish Brd Fam & Children) AMBAC Ser 03
5.00%, 7/01/23                                                1,000   1,050,460
(Mental Hlth Serv) MBIA Ser 01B
Prerefunded 8/15/11 @ 100
5.25%, 8/15/31                                                2,165   2,347,271
(Mental Hlth Serv) Ser 01B MBIA
5.25%, 8/15/31                                                3,335   3,533,324
New York State Dorm Auth Hlth Fac
(Willow Towers Proj) GNMA Ser 02
5.40%, 2/01/34                                                2,500   2,654,375
New York State Hsg Fin Agy MFHR
(Patchogue Apts) SONYMA Ser 02A AMT
5.35%, 2/15/29                                                2,090   2,150,652
New York State Metro Trans Auth
Ser 02A
5.125%, 11/15/31                                              5,500   5,721,485

New York State SFMR
(Mtg Rev) Ser 29 AMT
5.45%, 4/01/31                                            11,000     11,291,500
New York State UDC
(Empire State) Ser 02A
5.25%, 3/15/32                                             5,000      5,460,600
(State Pers Income Tax) AMBAC Ser 05A-1
5.00%, 12/15/25                                              640        676,211
Niagara Cnty Ed Fac
(Niagara University Proj) Asset Gty Ser 01A
5.40%, 11/01/31                                            1,435      1,524,228
Onondaga Cnty IDA Airport Fac
(Cargo ACQ) Ser 02 AMT
6.125%, 1/01/32                                            1,000      1,028,920
Triborough Bridge & Tunnel Auth
Ser 01A Prerefunded 1/01/12 @ 100
5.00%, 1/01/32                                             4,245      4,568,129
Ser 01A Unrefunded
5.00%, 1/01/32                                               755        780,708
Ser 02A
5.125%, 1/01/31                                            2,500      2,706,825
Yonkers IDA Health Fac
(Malotz Pavilion Proj) MBIA Ser 99
5.65%, 2/01/39                                             1,200      1,260,804
                                                                   ------------
                                                                     96,359,688
                                                                   ------------
Ohio-0.4%
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                              300        301,449
                                                                   ------------
Puerto Rico-11.6%
Puerto Rico Elec Power Auth Rev
XLCA Ser 02-2
5.25%, 7/01/31                                             3,050      3,242,059
Puerto Rico Hsg Fin Corp SFMR
(Mtg Rev) GNMA Ser 01C AMT
5.30%, 12/01/28                                            1,725      1,748,822
Puerto Rico Hwy & Trans Auth
Ser 02D
5.375%, 7/01/36                                            3,250      3,575,585
                                                                   ------------
                                                                      8,566,466
                                                                   ------------
Total Long-Term Municipal Bonds
(cost $107,978,679)                                                 114,619,838
                                                                   ------------
Short-Term Municipal Note (c)-3.4%
New York-3.4%
New York NY City Transitional Fin Auth Rev
(Adj-Future Tax Secured) Ser 00A
3.00%, 2/15/30
(cost $2,500,000)                                          2,500      2,500,000
                                                                   ------------
Total Investments-158.9%
(cost $110,478,679)                                                 117,119,838
Other assets less liabilities-2.1%                                    1,605,539
Preferred Stock, at redemption value-(61.0%)                        (45,000,000)
                                                                   ------------
Net Assets Applicable to Common Shareholders - 100%(d)             $ 73,725,377
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                      Rate Type
                                          ---------------------------------
                                              Payments          Payments
                 Notional                     made by         received by       Unrealized
     Swap         Amount    Termination         the               the          Appreciation/
 Counterparty      (000)        Date         Portfolio         Portfolio      (Depreciation)
--------------   --------   -----------   ---------------   ---------------   --------------
Goldman Sachs     $6,100       2/03/06       76.48% of            BMA*           $(2,019)
                                          1 Month LIBOR**
Merrill Lynch      6,100       2/03/06          BMA*            85.10% of          4,065
                                                            1 Month LIBOR**
Merrill Lynch      2,500      11/01/19         3.896%              BMA*           (1,602)
Merrill Lynch+     1,200       7/30/26         4.090%              BMA*           (2,978)

*    BMA (Bond Market Association)

**   LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is July 30, 2006.

FINANCIAL FUTURES CONTRACTS SOLD

                                                            Value at
                    Number of   Expiration    Original    January 31,    Unrealized
       Type         Contracts      Month        Value        2006       Appreciation
-----------------   ---------   ----------   ----------   -----------   ------------
U.S. T-Note                        March
10 Yr Future            21         2006      $2,283,343    $2,277,187      $6,156

(a) Positions, or portions thereof, with a market value of $202,828 have been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position as collateral for interest rate swaps.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.

     Glossary of Terms:

     ACA    - American Capital Access Financial Guaranty Corporation
     AMBAC  - American Municipal Bond Assurance Corporation
     AMT    - Alternative Minimum Tax- (subject to)
     CDD    - Community Development District
     FHA    - Federal Housing Administration
     FSA    - Financial Security Assurance, Inc.
     GNMA   - Government National Mortgage Association
     GO     - General Obligation
     IDA    - Industrial Development Authority
     MBIA   - Municipal Bond Investors Assurance
     MFHR   - Multi-Family Housing Revenue
     SFMR   - Single Family Mortgage Revenue
     SONYMA - State of New York Mortgage Agency
     SWR    - Solid Waste Revenue
     UDC    - Urban Development Corporation
     XLCA   - XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
   --------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006